Segment information	12 Months Ended
Dec. 31, 2024
Operating segments [Abstract]
Segment information	Segment information
29.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to chief operating decision maker. We operate in the following business segments: social casino games and iGaming (in thousands):

	Year ended December 31,
	2024	2023
Revenue:
Social casino games	$308,279	$304,602
iGaming	33,051	4,262
Total Revenue	$341,330	$308,864
Advertising expenses:
Social casino games	$29,898	$43,300
iGaming	9,678	1,863
Total advertising expenses	$39,576	$45,163
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,885	$2,915
iGaming	3,301	551
Total depreciation and amortization (including right-of-use assets)	$5,186	$3,466
Interest income:
Social casino games	$15,657	$13,677
iGaming	—	—
Total interest income	$15,657	$13,677
Interest expense:
Social casino games	$2,022	$2,038
iGaming	27	—
Total interest expense	$2,049	$2,038
Profit before income tax
Social casino games	$165,838	$133,116
iGaming	(2,958)	(1,769)
Total profit before income tax	$162,880	$131,347
29.2.    Disaggregation of revenue and non-current assets
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on platform and geographical location are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Year ended December 31,
	2024	2023
U.S.	$269,481	$267,721
Canada	19,592	19,571
United Kingdom	27,072	5,133
Korea	—	—
International-other	25,185	16,439
Total	$341,330	$308,864
The following table presents non-current assets by geographical regions (in thousands):

	Year ended December 31,
	2024	2023
Korea	$2,479	$5,874
U.S.	416,835	417,084
Europe	29,818	34,355
Total (1)	$449,132	$457,313
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.
29.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the years ended December 31, 2024 and 2023.